Schedule H, Line 4(i) Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 006 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4(i) Schedule of Assets (Held at End of Year)
SCHEDULE H, LINE 4i – SCHEDULE OF A
SS
ETS (HELD AT END OF YEAR) DECEMBER 31, 2025
(Thousands of dollars)

EIN: 06-1119960 Plan Number: 006
(a)	(b) Identity of Issue, B orr ower, Lessor or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost		(e) Current Value
	Stable Value Fund:
*	Putnam Fiduciary Trust	PUTNAM STABLE VALUE FUND	*	*	$263,644
***	Company
	Common Collective Trusts:
	Vanguard Funds	VANGUARD TARGET RETIRE TRUST PLUS INCOME	*	*	29,754
	Vanguard Funds	VANGUARD TARGET RETIRE TRUST PLUS 2020	*	*	41,176
	Vanguard Funds	VANGUARD TARGET RETIRE TRUST PLUS 2025	*	*	95,808
	Vanguard Funds	VANGUARD TARGET RETIRE TRUST PLUS 2030	*	*	145,525
	Vanguard Funds	VANGUARD TARGET RETIRE TRUST PLUS 2035	*	*	146,877
	Vanguard Funds	VANGUARD TARGET RETIRE TRUST PLUS 2040	*	*	113,497
	Vanguard Funds	VANGUARD TARGET RETIRE TRUST PLUS 2045	*	*	92,620
	Vanguard Funds	VANGUARD TARGET RETIRE TRUST PLUS 2050	*	*	75,401
	Vanguard Funds	VANGUARD TARGET RETIRE TRUST PLUS 2055	*	*	31,428
	Vanguard Funds	VANGUARD TARGET RETIRE TRUST PLUS 2060	*	*	17,268
	Vanguard Funds	VANGUARD TARGET RETIRE TRUST PLUS 2065	*	*	7,263
	Vanguard Funds	VANGUARD TARGET RETIRE TRUST PLUS 2070	*	*	1,488

					798,105
	Mutual Funds:
	T. Rowe Price	T. ROWE PRICE QM US SMALL-CAP GR EQ I	*	*	34,919
	Vanguard Funds	VANGUARD SMALL-CAP INDEX-INST PLUS	*	*	129,395
	Vanguard Funds	VANGUARD MID-CAP INDEX-INST PLUS	*	*	267,260

					431,574
	Commingled funds and pooled separate accounts:
	Reliance Trust Company	DRIEHAUS EMERGING MARKETS GROWTH CL C	*	*	23,394
	T. Rowe Price Funds	T ROWE PRICE MID-CAP VALUE EQUITY TRUST-D	*	*	51,670
	Vanguard Funds	VANGUARD INST TOTAL INTL STK MKT IDX TST	*	*	230,130
	Vanguard Funds	VANGUARD INSTITUTIONAL 500 INDEX TRUST	*	*	1,025,452
	Vanguard Funds	VANGUARD INSTL TOTAL BOND MRKT IDX TRUST	*	*	215,872
*	Empower Annuity Insurance Company of America	CAPITAL GROUP EUROPACIFIC GROWTH FUND SA	*	*	127,187
*	Empower Annuity Insurance Company of America	EAGLE MID CAP GROWTH FUND (IS PLATFORM)	*	*	75,936
*	Empower Annuity Insurance Company of America	SMALL CAP VALUE/VICTORY	*	*	25,987
*	Empower Annuity Insurance Company of America	CORE PLUS BOND/PGIM FUND	*	*	89,345
	Putnam	PUTNAM LARGE CAP VALUE TRUST IA	*	*	137,066

					2,002,039
	Separately managed accounts:
	Jennison	ADVANCED MICRO DEVICES INC COMMON STOCK	**		4,357
	Jennison	ALPHABET INC COMMON STOCK CL.A	**		11,763
	Jennison	ALPHABET INC COMMON STOCK CL.C	*	*	11,727
	Jennison	AMAZON.COM INC COMMON STOCK	*	*	22,833
	Jennison	AMPHENOL CORP COMMON STOCK CL.A	*	*	3,395
	Jennison	APPLE INC COMMON STOCK	*	*	23,333
	Jennison	APPLOVIN CORP COMMON STOCK	*	*	4,656

EIN: 06-1119960 Plan Number: 006
(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost		(e) Current Value
	Jennison	AXON ENTERPRISE INC COMMON STOCK	*	*	1,581
	Jennison	BOEING CO COMMON STOCK	*	*	5,419
	Jennison	BOSTON SCIENTIFIC CORP COMMON STOCK	*	*	1,266
	Jennison	BROADCOM INC COMMON STOCK	*	*	16,773
	Jennison	CADENCE DESIGN SYSTEMS INC COMMON STOCK	*	*	5,454
	Jennison	CONSTELLATION ENERGY CORP COMMON STOCK	*	*	5,537
	Jennison	COSTCO WHOLESALE CORP COMMON STOCK	*	*	4,282
	Jennison	CROWDSTRIKE HOLDINGS INC COMMON STOCK CL.A	*	*	4,682
	Jennison	DATADOG INC COMMON STOCK CL.A	*	*	2,417
	Jennison	DISNEY WALT CO THE COMMON STOCK	*	*	5,336
	Jennison	EDWARDS LIFESCIENCES CORP COMMON STOCK	*	*	3,118
	Jennison	ELI LILLY & CO COMMON STOCK	*	*	12,401
	Jennison	GENERAL ELECTRIC CO COMMON STOCK	*	*	5,744
	Jennison	HILTON WORLDWIDE HLDGS INC COMMON	*	*	1,692
	Jennison	INDITEX COMMON STOCK	*	*	1,861
	Jennison	INTUITIVE SURGICAL INC COMMON STOCK	*	*	3,887
	Jennison	KKR & CO INC COMMON STOCK CL.A	*	*	935
	Jennison	MASTERCARD INC COMMON STOCK CL.A	*	*	8,056
	Jennison	MERCADOLIBRE INC COMMON STOCK	*	*	1,541
	Jennison	MERCK & CO INC COMMON STOCK	*	*	1,549
	Jennison	META PLATFORMS INC COMMON STOCK	*	*	12,838
	Jennison	MICROSOFT CORP COMMON STOCK	*	*	20,857
	Jennison	NETFLIX INC COMMON STOCK	*	*	7,091
	Jennison	NVIDIA CORP COMMON STOCK	*	*	33,941
	Jennison	O REILLY AUTOMOTIVE INC COMMON STOCK	*	*	2,624
	Jennison	ORACLE CORP COMMON STOCK	*	*	3,511
	Jennison	SERVICENOW INC COMMON STOCK	*	*	3,147
	Jennison	SHOPIFY INC COMMON STOCK CL.A	*	*	4,366
	Jennison	SNOWFLAKE INC COMMON STOCK	*	*	5,129
	Jennison	SPOTIFY TECHNOLOGY SA COMMON STOCK	*	*	4,013
	Jennison	TAIWAN SEMICONDUCTOR COMMON STOCK - ADR	*	*	4,943
	Jennison	TESLA INC COMMON STOCK	*	*	11,887
	Jennison	TEXAS INSTRUMENTS INC COMMON STOCK	*	*	1,432
	Jennison	TOAST INC COMMON STOCK	*	*	1,130
	Jennison	UBER TECHNOLOGIES INC COMMON STOCK	*	*	1,567
	Jennison	VERTEX PHARMACEUTICALS INC COMMON STOCK	*	*	2,713
	Jennison	VISA INC COMMON STOCK CL.A	*	*	5,636
	Jennison	WALMART INC COMMON STOCK	*	*	5,261
	Jennison	FEDERATED GOVERNMENT OBLIGATIONS IS #5	*	*	664

					308,345
*	Self-Directed Brokerage Account	Various Investments, Including Registered Investment Companies, Common Stocks, Money Market Funds and Cash	*	*	180,534
*	Ericsson	Ericsson Stock Fund	*	*	29,767

EIN: 06-1119960 Plan Number: 006
(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost		(e) Current Value

	Total Investments				4,014,008
*	Participant Loans	Interest rates of 4.25% to 9.50% with various maturity dates	*	*	10,440

	Total				$4,024,448

*	Party In Interest
**	Not Required For Participant Directed Accounts
***	All investments were stated at fair value as of December 31, 2025 with the exception of the Stable Value Fund, which is stated at contract value.